OPERATING LEASES AS LESSOR - Summary of Operating Lease Payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Operating Leases, Future Minimum Payments Receivable [Abstract]
January 1, 2022 – December 31, 2022	$ 3,598
January 1, 2023 – December 31, 2023	3,706
January 1, 2024 – December 31, 2024	2,248
January 1, 2025 – December 31, 2025	1,998
January 1, 2026 – December 31, 2026	2,058
Thereafter	14,119
Total minimum lease payments to be received in the next five years	$ 27,727